Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 51,430		$ 4,793
Deferred income tax expense
Total income tax expense	$ 51,430		$ 4,793